Document And Entity Information	Sep. 24, 2026
Document Information [Line Items]
Entity, Registrant Name	TEUCRIUM COMMODITY TRUST
Document, Type	8-K
Document, Period End Date	Sep. 24, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34765
Entity, Tax Identification Number	61-1604335
Entity, Address, Address Line One	Three Main Street
Entity, Address, Address Line Two	Suite 215
Entity, Address, City or Town	Burlington
Entity, Address, State or Province	VT
Entity, Address, Postal Zip Code	05401
City Area Code	802
Local Phone Number	540-0019
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	7RCC Spot Bitcoin and Carbon Credit Futures ETF
Trading Symbol	BTCK
Security Exchange Name	NYSE
Amendment Flag	false
Entity, Central Index Key	0001471824